Income Tax (Detail) - LIVE OAK ACQUISITION CORP. I I [Member]	5 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
U.S. federal and state net operating loss carryovers	$ 58,714
Change in the valuation allowance	$ 24,850